Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Principal ($)				Fair Value
	SHORT-TERM INVESTMENT - 45.7%	Interest	Maturity
	U.S. TREASURY BILL - 45.7%	Rate ^	Date
20,000,000	United States Treasury Bill	0.00%	5/6/2021	$ 19,998,900
	TOTAL SHORT-TERM INVESTMENT (Cost $19,998,900)			19,998,900

	TOTAL INVESTMENT - 45.7% (Cost $19,998,900)			$ 19,998,900
	OTHER ASSETS LESS LIABILITIES - 54.3% (a)			23,746,571
	NET ASSETS - 100.0%			$ 43,745,471

(a) Includes unrealized gain/loss on derivative contracts.
^ Zero Coupon Bond.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2021
Open Long Future Contracts		Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
9		CBOT $5 Mini Dow Jones	Mar-21	$ 1,391,040	$ 50,580
14		CBOT Corn Future +	May-21	383,250	10,850
3		CBOT Oats Future +	May-21	54,713	575
4		CBOT Rough Rice Future +	May-21	104,360	(40)
6		CBOT Soybean Future +	May-21	421,275	6,600
8		CBOT Soybean Meal Future +	May-21	337,120	(2,240)
15		CBOT Soybean Oil Future +	May-21	449,460	42,840
29		CBOT Wheat Future +	May-21	957,363	31,538
226		CME 3 Month Eurodollar Future	Jun-21	56,403,950	(2,825)
2		CME E-Mini NASDAQ 100 Index Future	Mar-21	516,440	17,836
6		CME E-mini Russell 2000 Index Futures	Mar-21	659,760	85,305
6		CME E-Mini Standard & Poor's 500 Index Future	Mar-21	1,142,760	50,715
2		CME E-Mini Standard & Poor's MidCap 400 Index	Mar-21	498,940	52,380
1		CME Random Length Lumber Future CME +	May-21	93,247	(3,190)
3		COMEX Copper Future +	May-21	306,938	7,538
3		COMEX Silver Future +	May-21	396,600	(15,990)
4		Eurex DAX Index Future	Mar-21	1,670,068	9,975
16		Euro-BTP Italian Bond Futures	Mar-21	2,909,237	(28,749)
4		Euronext Amsterdam Index Future	Mar-21	632,011	(34,382)
62		Euronext Milling Wheat Future +	May-21	863,558	26,239
18		Euronext Rapeseed Future +	Apr-21	536,925	67,470
10		HKG Hang Seng China Enterprises Index Future	Mar-21	726,601	(33,518)
5		HKG Hang Seng Index Future	Mar-21	933,276	(44,897)
7		ICE Carbon Emissions Future +	Dec-21	316,753	61,910
13		ICE US mini MSCI EAFE Index Futures	Mar-21	1,406,600	43,095
11		ICE US MSCI Emerging Markets EM Index Futures	Mar-21	735,955	48,895
17		KCBT Hard Red Winter Wheat Future +	May-21	538,688	7,863
8		LME Lead Future +	Mar-21	408,450	(15,550)
5		LME Nickel Future +	Mar-21	556,200	17,250
19		LME Primary Aluminum Future +	Mar-21	1,012,581	32,538
2		LME Tin Future +	Mar-21	264,390	76,290
17		LME Zinc Future +	Mar-21	1,181,288	(9,137)
12		MDE Crude Palm Oil Future +	May-21	277,356	10,547
8		Montreal Exchange S&P/TSX 60 Index Future	Mar-21	1,354,566	53,506
33		NYBOT CSC Number 11 World Sugar Future +	May-21	607,992	22,915
14		NYBOT CTN Number 2 Cotton Future +	May-21	621,810	15,820
8		NYMEX Platinum Future +	Apr-21	474,120	62,880
31		OML Stockholm OMXS30 Index Future	Mar-21	739,932	(8,865)
19		OSE Nikkei 225 mini Future	Mar-21	521,635	50,591
14		OSE Platinum Future +	Dec-21	271,945	(5,963)
3		OSE Rubber Future +	Jul-21	38,549	5,759
262		SFE 3 Year Australian Bond Future	Mar-21	23,691,275	(115,804)
17		SGX FTSE China A50 Futures	Mar-21	309,468	(11,645)
21		SGX Nifty 50 Index Futures	Mar-21	610,029	(13,314)
3		TSE TOPIX (Tokyo Price Index) Future	Mar-21	528,112	35,224
30		WCE Canola Future +	Nov-21	282,227	16,800
35	y	White Sugar Future +	Apr-21	796,425	41,035
Net Unrealized Appreciation from Open Long Futures Contracts					$ 717,250
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2021
Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(10)	CBOE Volatility Index Future +	Mar-21	$ (267,444)	$ (244)
(262)	Eurex 2 Year Euro SCHATZ Future	Mar-21	(35,671,830)	(4,770)
(10)	NYMEX Henry Hub Natural Gas Futures +	Apr-21	(280,900)	17,900
(20)	SFE 10 Year Australian Bond Future	Mar-21	(2,122,406)	53,001
(15)	TSE Japanese 10 Year Bond Futures	Mar-21	(21,206,120)	56,281
Net Unrealized Appreciation from Open Short Futures Contracts				$ 122,168

Net Unrealized Appreciation from Open Futures Contracts				$ 839,418

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2021

As of February 28, 2021, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:
Settlement Date	Amount to be Purchased		Amount to be Sold		Counterparty	Unrealized Appreciation/ (Depreciation)

3/17/2021	2,800,000	AUD	(2,680,706)	CAD	Jefferies Financial Services, Inc.	$ 50,359
3/17/2021	2,000,000	AUD	(156,826,000)	JPY	Jefferies Financial Services, Inc.	76,245
3/17/2021	3,600,000	AUD	(2,702,394)	USD	Jefferies Financial Services, Inc.	84,922
3/17/2021	3,540,020	AUD	(2,000,000)	GBP	Jefferies Financial Services, Inc.	(55,640)
3/17/2021	2,800,000	BRL	(543,901)	USD	Jefferies Financial Services, Inc.	(41,773)
3/17/2021	6,700,000	CAD	(5,263,158)	USD	Jefferies Financial Services, Inc.	29,331
3/17/2021	2,400,000	CAD	(204,220,080)	JPY	Jefferies Financial Services, Inc.	(21,377)
3/17/2021	2,750,000	CHF	(323,922,500)	JPY	Jefferies Financial Services, Inc.	(1,767)
3/17/2021	3,000,000	CHF	(3,389,831)	USD	Jefferies Financial Services, Inc.	(74,363)
3/17/2021	49,930,700	CZK	(2,300,000)	USD	Jefferies Financial Services, Inc.	15,502
3/17/2021	2,875,000	EUR	(364,032,500)	JPY	Jefferies Financial Services, Inc.	73,632
3/17/2021	2,125,000	EUR	(2,583,915)	USD	Jefferies Financial Services, Inc.	(3,518)
3/17/2021	2,625,000	GBP	(3,489,124)	USD	Jefferies Financial Services, Inc.	181,304
3/17/2021	1,875,000	GBP	(271,621,875)	JPY	Jefferies Financial Services, Inc.	71,781
3/17/2021	137,500,000	JPY	(1,327,669)	USD	Jefferies Financial Services, Inc.	(36,835)
3/17/2021	23,850,180	NOK	(2,700,000)	USD	Jefferies Financial Services, Inc.	69,402
3/17/2021	3,500,000	NZD	(2,468,550)	USD	Jefferies Financial Services, Inc.	76,297
3/17/2021	8,500,000	PLN	(2,325,581)	USD	Jefferies Financial Services, Inc.	(43,246)
3/17/2021	60,000,000	RUB	(808,516)	USD	Jefferies Financial Services, Inc.	(4,926)
3/17/2021	9,292,470	SEK	(1,100,000)	USD	Jefferies Financial Services, Inc.	6,462
3/17/2021	1,523,460	USD	(2,000,000)	AUD	Jefferies Financial Services, Inc.	(25,049)
3/17/2021	529,581	USD	(2,800,000)	BRL	Jefferies Financial Services, Inc.	27,453
3/17/2021	2,907,868	USD	(3,700,000)	CAD	Jefferies Financial Services, Inc.	(14,850)
3/17/2021	1,843,930	USD	(1,625,000)	CHF	Jefferies Financial Services, Inc.	48,052
3/17/2021	2,104,625	USD	(1,500,000)	GBP	Jefferies Financial Services, Inc.	7,237
3/17/2021	1,384,416	USD	(1,900,000)	NZD	Jefferies Financial Services, Inc.	2,928
3/17/2021	809,719	USD	(60,000,000)	RUB	Jefferies Financial Services, Inc.	6,128
3/17/2021	16,185,400	ZAR	(1,100,000)	USD	Jefferies Financial Services, Inc.	(33,712)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$ 469,979

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ -	$ 19,998,900	$ -	$ 19,998,900
Open Future Contracts	839,418	-	-	839,418
Forward Foreign Currency Exchange Contracts	-	469,979	-	469,979
Total	$ 839,418	$ 20,468,879	$ -	$ 21,308,297

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.
Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at February 28, 2021	% of Fund Net Assets at February 28, 2021
LFL-CFC	8/15/12	$9,223,511	21.08%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of February 28, 2021, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 18,939,361	$ 3,077,115	$ (708,179)	$ 2,368,936

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Principal ($)				Fair Value
	SHORT-TERM INVESTMENT - 40.7%	Interest	Maturity
	U.S. TREASURY BILL - 40.7%	Rate ^	Date
19,000,000	United States Treasury Bill +	0.00%	4/22/2021	$ 18,999,383
	TOTAL SHORT-TERM INVESTMENT (Cost $18,998,079)			18,999,383

	TOTAL INVESTMENT - 40.7% (Cost $18,998,079)			$ 18,999,383
	OTHER ASSETS LESS LIABILITIES - 59.3% (a)			27,632,507
	NET ASSETS - 100.0%			$ 46,631,890

(a) Includes unrealized appreciation on swap contract.
^ Zero Coupon Bond.
+ All of this investment is held as collateral for swaps.

SWAP CONTRACTS

Notional Value at February 28, 2021	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 368,442	Longboard USD Total Return Swap A	Scotiabank	N/A	1m Libor + 40 bps on Longs; 1m Libor - (35-60bps) for General Collateral Shorts	3/22/2021	$ 92,875

34,692,906	Longboard USD Total Return Swap B	Scotiabank	N/A	1m Libor + 40 bps on Longs; 1m Libor - (35-60bps) for General Collateral Shorts	3/24/2022	4,774,864
Total Net Unrealized Appreciation on Financial Index Swap Contract						$4,867,739

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2021. As of February 28, 2021 the Swap only held 16 securities.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE
DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Biotechnology & Pharmaceutical
Acceleron Pharma, Inc.	62	8,442	$ 2,630
Arcus Biosciences, Inc.	458	16,149	9,045
CEL-SCI Corporation	1,600	28,400	12,162
ChemoCentryx, Inc.	377	25,576	7,959
Kodiak Sciences, Inc.	286	36,897	22,171
Krystal Biotech, Inc.	241	19,012	5,863
Moderna, Inc.	298	46,133	38,268
			98,098
Chemicals
WD-40 Co.	27	8,417	2,890

Food
Campbell Soup Co.	271	12,325	(1,718)
General Mills, Inc.	550	30,256	(570)
			(2,288)
Health Care Facilities & Services
Molina Healthcare, Inc.	21	4,552	1,005
Teladoc Health, Inc.	117	25,868	15,521
			16,526
Insurance
Mercury General Corporation	763	44,559	(1,230)

Medical Equipment & Devices
OrthoPediatrics Corp.	466	25,378	4,828

Software
Everbridge, Inc.	164	25,130	8,546
Intelligent Systems Corp.	286	11,348	(1,515)
			7,031
Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2021.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Apparel & Textile Products
Citi Trends, Inc.	960	74,774	$ 42,560
NIKE, Inc.	658	88,685	7,488
			50,048
Asset Management
Eaton Vance Corporation	1081	78,989	13,380
Virtus Investment Partners, Inc.	276	69,248	25,054
			38,434
Chemicals
Air Products and Chemicals, Inc.	267	68,251	(8,141)
PPG Industries, Inc.	530	71,455	(3,007)
			(11,148)
Containers & Packaging
Packaging Corp of America	542	71,555	1,262

Electrical Equipment
AAON, Inc.	907	69,930	14,441
Keysight Technologies, Inc.	495	70,052	15,140
Trimble, Inc.	931	69,024	20,916
			50,497
Engineering & Construction
Quanta Services, Inc.	819	68,673	26,300

Food
Conagra Brands, Inc.	2,138	72,542	(4,558)
Flowers Foods, Inc.	3,489	75,886	(6,033)
Lancaster Colony Corporation	410	71,615	(2,142)
			(12,733)
Forestry, Paper & Wood Products
Louisiana-Pacific Corporation	1,519	72,320	21,416

Gas & Water Utilities
American Water Works Company, Inc.	522	74,061	(3,052)

Health Care Facilities & Services
IQVIA Holdings, Inc.	352	67,862	7,349
Medpace Holdings, Inc.	445	72,281	21,464
			28,813
Institutional Financial Services
Intercontinental Exchange Group	789	87,035	7,879

Insurance
Berkshire Hathaway, Inc.	288	69,267	2,634
Brown & Brown, Inc.	1,745	80,096	(935)
Marsh & McLennan Companies, Inc.	750	86,415	68
Progressive Corporation	848	72,886	(3,046)
			(1,279)
Machinery
Parker-Hannifin Corporation	262	75,184	17,735

Medical Equipment & Devices
Cooper Companies, Inc.	215	83,018	4,733
Stryker Corporation	332	80,573	5,394
Teleflex, Inc.	171	68,079	6,141
			16,268
Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	500	79,845	(3,591)
American Homes 4 Rent	2,374	73,926	2,862
Americold Realty Trust	2,062	72,252	(6,292)
Brookfield Property REIT, Inc.	4,772	83,510	(3,869)
EastGroup Properties, Inc.	561	76,358	(1,373)
			(12,263)
Retail - Consumer Staples
Costco Wholesale Corporation	230	76,130	(1,431)
Walmart, Inc.	568	73,795	(5,133)
			(6,564)

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Retail - Discretionary
Home Depot, Inc.	290	74,919	$ (2,646)

Semiconductors
Lam Research Corporation	138	78,272	26,562
Microchip Technology, Inc.	457	69,752	16,741
MKS Instruments, Inc.	412	67,939	16,757
			60,060
Software
Microsoft Corporation	377	87,607	7,905
Nuance Communications, Inc.	1,553	69,264	24,812
Palo Alto Networks, Inc.	209	74,887	22,851
			55,568
Technology Hardware
Corning, Inc.	2,103	80,419	4,550
Fabrinet	857	75,699	17,569
Garmin Ltd.	679	84,210	11,079
Zebra Technologies Corporation	136	67,922	32,874
			66,072
Technology Services
Accenture plc	291	73,012	4,243

Transportation & Logistics
Matson, Inc.	1,000	69,270	19,773

Open Short Positions
Exchange Traded Funds
iShares Russell 2000 ETF	10,316	2,252,086	(142,275)
SPDR S&P 500 ETF Trust	10,065	3,828,323	(93,405)
SPDR S&P MidCap 400 ETF Trust	8,768	3,988,125	(230,346)
			(466,026)
(a) Notional value represents the market value (including any fees or commissions) of the positions.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") .  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bill	$ -	$ 18,999,383	$ -	$ 18,999,383
Swap Contracts	-	4,867,739	-	4,867,739
Total	$ -	$ 23,867,122	$ -	$ 23,867,122

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 18,998,079	$ 4,869,043	$ -	$ 4,869,043